Regulatory Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2015
Regulated Operations [Abstract]
Schedule of Regulatory Assets
Regulatory assets and liabilities include the following:

	March 31, 2015	December 31, 2014
(millions)
Regulatory assets:
Unrecovered gas costs(1)	$3.1	$1.5
Other	0.7	0.2
Regulatory assets-current	3.8	1.7
Income taxes recoverable through future rates(2)	2.6	2.5
Regulatory assets-non-current	2.6	2.5
Total regulatory assets	$6.4	$4.2
Regulatory liabilities:
Overrecovered gas costs(1)	$—	$0.5
LNG cargo obligations(3)	—	3.0
Customer bankruptcy settlement(4)	2.9	—
Other	0.7	0.1
Regulatory liabilities-current	3.6	3.6
Provision for future cost of removal(5)	48.1	33.0
Customer bankruptcy settlement(4)	22.6	—
Other	1.1	0.5
Regulatory liabilities-non-current	71.8	33.5
Total regulatory liabilities	$75.4	$37.1

(1)	Reflects unrecovered/overrecovered gas costs, which are subject to annual filings with the FERC.

(2)
Amounts to be recovered through future rates to pay income taxes that become payable by unitholders when rate revenue is provided to recover AFUDC-equity when such amounts are recovered through book depreciation.

(3)
Reflects obligations to the Import Shippers for LNG cargo received. See Note 9 to the Consolidated Financial Statements in Dominion Midstream's Annual Report on Form 10-K for the year ended December 31, 2014 for further information.

(4)	Represents the balance of proceeds from the monetization of a bankruptcy claim acquired as part of the DCG Acquisition, which is being amortized into operating revenue through February 2024.

(5)	Rates charged to customers include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.

Schedule of Regulatory Liabilities
Regulatory assets and liabilities include the following:

	March 31, 2015	December 31, 2014
(millions)
Regulatory assets:
Unrecovered gas costs(1)	$3.1	$1.5
Other	0.7	0.2
Regulatory assets-current	3.8	1.7
Income taxes recoverable through future rates(2)	2.6	2.5
Regulatory assets-non-current	2.6	2.5
Total regulatory assets	$6.4	$4.2
Regulatory liabilities:
Overrecovered gas costs(1)	$—	$0.5
LNG cargo obligations(3)	—	3.0
Customer bankruptcy settlement(4)	2.9	—
Other	0.7	0.1
Regulatory liabilities-current	3.6	3.6
Provision for future cost of removal(5)	48.1	33.0
Customer bankruptcy settlement(4)	22.6	—
Other	1.1	0.5
Regulatory liabilities-non-current	71.8	33.5
Total regulatory liabilities	$75.4	$37.1

(1)	Reflects unrecovered/overrecovered gas costs, which are subject to annual filings with the FERC.

(2)
Amounts to be recovered through future rates to pay income taxes that become payable by unitholders when rate revenue is provided to recover AFUDC-equity when such amounts are recovered through book depreciation.

(3)
Reflects obligations to the Import Shippers for LNG cargo received. See Note 9 to the Consolidated Financial Statements in Dominion Midstream's Annual Report on Form 10-K for the year ended December 31, 2014 for further information.

(4)	Represents the balance of proceeds from the monetization of a bankruptcy claim acquired as part of the DCG Acquisition, which is being amortized into operating revenue through February 2024.

(5)	Rates charged to customers include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.